Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Inverse NVIDIA Daily Target ETF
Class Name	T-REX 2X Inverse NVIDIA Daily Target ETF
Trading Symbol	NVDQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Inverse NVIDIA Daily Target ETF for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/nvdq/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/nvdq/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse NVIDIA Daily Target ETF	$76	1.05%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Fund Objective

The T-REX 2x Inverse Nvidia Daily Target ETF (“NVDQ” or the “Fund”) seeks daily investment results, before fees and expenses, of -200% of the daily performance of Nvidia common stock ("NVDA").

Fund Performance

For the fiscal year ended June 30, 2026, NVDQ returned -56.12%, compared to a 26.82% return for NVDA and 22.32% for the S&P 500® Index.

Performance Drivers

As a fund designed to deliver -2x Nvidia's daily return, NVDQ faced a structurally adverse environment throughout the period. The stock's persistent upward trend — driven by continued AI infrastructure demand, a favorable competitive position in accelerated computing, and consistently strong financial results — acted as a sustained headwind.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
T-REX 2X Inverse NVIDIA Daily Target ETF	-56.12%	-83.50%
S&P 500 ® Index	22.32%	24.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/nvdq/ for more recent performance information.
Net Assets	$ 20,351,048
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 355,887
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Net Assets	$20,351,048
Number of Holdings	2
Total Net Advisory Fee	$355,887
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts:	-200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	94.14%
Derivatives	3.56%
Other Assets, Net of Liabilities	2.30%

Material Fund Change [Text Block]

Material Changes

Stock Split

On October 14, 2025, the Board of the Trust approved a reverse stock split for the Fund at a reverse split ratio of 1:20. The record date for the stock split was October 27, 2025, and the stock split was effectuated after the close of trading on October 28, 2025. Shares of the Fund began trading on a split-adjusted basis on October 29, 2025.

T-REX 2X INVERSE TESLA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Inverse Tesla Daily Target ETF
Class Name	T-REX 2X Inverse Tesla Daily Target ETF
Trading Symbol	TSLZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Inverse Tesla Daily Target ETF for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/tslz/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/tslz/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse Tesla Daily Target ETF	$69	1.05%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Fund Objective

The T-REX 2x Inverse Tesla Daily Target ETF (“TSLZ” or the “Fund”) seeks daily investment results, before fees and expenses, of -200% of the daily performance of Tesla common stock (“TSLA”).

Fund Performance

For the fiscal year ended June 30, 2026, TSLZ returned -67.74%, compared to a 32.41% return for TSLA and 22.32% for the S&P 500® Index.

Performance Drivers

TSLZ seeks the inverse of Tesla's daily performance at 2x leverage, and as such was adversely positioned throughout a period in which the stock trended materially higher. Tesla's upward trajectory — supported by autonomous driving milestones, improving delivery volumes, and renewed investor enthusiasm for long-term growth prospects — created persistent directional pressure against the Fund. The daily reset structure compounded this effect: as Tesla appreciated day over day, each successive reset established a smaller NAV base against which subsequent losses were applied, mathematically accelerating the decline. Tesla's elevated intraday and daily volatility — one of the highest among large-capitalization equities — further amplified the volatility drag. The combination of a rising underlying trend and pronounced price volatility produced cumulative losses over the fiscal year that reflect both the Fund's inverse objective and the inherent compounding dynamics of a daily reset structure over extended holding periods.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
T-REX 2X Inverse Tesla Daily Target ETF	-67.74%	-76.30%
S&P 500 ® Index	22.32%	24.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/tslz/ for more recent performance information.
Net Assets	$ 31,667,634
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 716,919
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Net Assets	$31,667,634
Number of Holdings	3
Total Net Advisory Fee	$716,919
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts:	-200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	117.83%
Derivatives	-3.11%
Other Assets, Net of Liabilities	-14.72%

Material Fund Change [Text Block]

Material Changes

Stock Split

On October 14, 2025, the Board of the Trust approved a reverse stock split for the Fund at a reverse split ratio of 1:20. The record date for the stock split was October 27, 2025, and the stock split was effectuated after the close of trading on October 28, 2025. Shares of the Fund began trading on a split-adjusted basis on October 29, 2025.

T-REX 2X LONG NVIDIA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long NVIDIA Daily Target ETF
Class Name	T-REX 2X Long NVIDIA Daily Target ETF
Trading Symbol	NVDX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long NVIDIA Daily Target ETF for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/nvdx/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/nvdx/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long NVIDIA Daily Target ETF	$116	1.05%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Fund Objective

The T-REX 2x Long Nvidia Daily Target ETF (“NVDX” or the “Fund”) seeks daily investment results, before fees and expenses, of 200% of the daily performance of Nvidia common stock (“NVDA”).

Fund Performance

For the fiscal year ended June 30, 2026, NVDX returned 20.48%, compared to a 26.82% return for NVDA and 22.32% for the S&P 500® Index.

Performance Drivers

Despite Nvidia's strong full-year advance — underpinned by relentless demand for AI accelerators, favorable earnings results, and continued hyperscale investment — NVDX's cumulative return was substantially below twice the stock's annual gain. This outcome reflects the mathematical properties of the Fund's daily reset structure. When the underlying stock experiences significant day-to-day price fluctuations — as occurred around Nvidia earnings releases, AI-sector news events, and broader market dislocations — the compounding of daily returns over extended holding periods produces a cumulative result that can be lower than a static 2x leverage ratio would imply. The more volatile the path, the greater this drag can be. Nvidia's high-beta profile amplified the effect throughout the period, resulting in a meaningful gap between the leveraged daily return objective and the fund's realized cumulative return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
T-REX 2X Long NVIDIA Daily Target ETF	20.48%	116.43%
S&P 500 ® Index	22.32%	24.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/nvdx/ for more recent performance information.
Net Assets	$ 457,935,684
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 6,117,027
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Net Assets	$457,935,684
Number of Holdings	5
Total Net Advisory Fee	$6,117,027
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	72.83%
Derivatives	-3.03%
Other Assets, Net of Liabilities	30.20%

T-REX 2X LONG TESLA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long Tesla Daily Target ETF
Class Name	T-REX 2X Long Tesla Daily Target ETF
Trading Symbol	TSLT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long Tesla Daily Target ETF for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/tslt/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/tslt/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Tesla Daily Target ETF	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Fund Objective

The T-REX 2x Long Tesla Daily Target ETF (“TSLT” or the “Fund”) seeks daily investment results, before fees and expenses, of 200% of the daily performance of Tesla common stock ("TSLA").

Fund Performance

For the fiscal year ended June 30, 2026, TSLT returned 23.48%, compared to a 32.41% return for TSLA and 22.32% for the S&P 500® Index.

Performance Drivers

Tesla delivered a meaningful positive return over the fiscal year as investors responded constructively to the company's progress across multiple growth vectors — including advances in fully autonomous driving, commercial development of the Optimus robotics platform, accelerating energy storage deployments, and improving profitability metrics. However, the stock's characteristically wide intra-period price swings — at times driven by delivery data, regulatory developments, management commentary, and shifting competitive dynamics — reduced the benefit of the Fund's daily leveraged exposure on a cumulative basis. As with all daily reset leveraged funds, periods of sharp two-way volatility can erode the compounding advantage that would otherwise accompany a sustained directional trend, which resulted in a cumulative return that fell meaningfully short of twice Tesla's annual gain.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
T-REX 2X Long Tesla Daily Target ETF	23.48%	-8.12%
S&P 500 ® Index	22.32%	24.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/tslt/ for more recent performance information.
Net Assets	$ 253,266,596
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 3,573,584
Investment Company, Portfolio Turnover	102990.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Net Assets	$253,266,596
Number of Holdings	5
Total Net Advisory Fee	$3,573,584
Portfolio Turnover Rate	102,990%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	77.99%
Derivatives	9.28%
Other Assets, Net of Liabilities	12.73%